Summary of Significant Accounting Policies (Details 2) - Copa Di Vino Corporation [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leasehold Improvements [Member]
Property and equipment, useful lives	10-39 years	10-39 years
Tanks, machinery, and equipment [Member]
Property and equipment, useful lives	3–20 years	3–20 years
Furniture and Fixtures [Member]
Property and equipment, useful lives	5–15 years	5–15 years